Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 25, 2022
Entity Registrant Name	dei_EntityRegistrantName	ADVISORSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
AdvisorShares DoubleLine Value Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBLV
[custom:SupplementClosingTextBlock]	cik0001408970_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares DOUBLELINE VALUE EQUITY ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVISORSHARES TRUST

 AdvisorShares DOUBLELINE VALUE EQUITY ETF

NYSE Arca ticker: DBLV

Supplement dated August 25, 2022 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated November 1, 2021

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the AdvisorShares DoubleLine Value Equity ETF (the “Fund”) and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective September 1, 2022, DoubleLine Equity LP (“DoubleLine”) will no longer serve as investment sub-advisor to the Fund. All references in the Summary Prospectus, Prospectus and SAI to DoubleLine as investment sub-advisor and to Emidio Checcone and Brian Ear as portfolio managers are deleted as of that date. AdvisorShares Investments, LLC (the “Advisor”) will continue to serve as investment advisor to the Fund and will provide day-to-day portfolio management services consistent with the Fund’s investment objective.

Dan S. Ahrens, Managing Director, Chief Operating Officer and Portfolio Manager of the Advisor, will serve as the portfolio manager for the Fund. He joined the Advisor in 2008. Prior to joining the Advisor in 2008, Mr. Ahrens founded Ahrens Advisors, L.P., an SEC-registered investment advisor, where he also was portfolio manager of the Ladenburg Thalmann Gaming and Casino Fund from 2006 to 2008. Before forming Ahrens Advisors, he was President of the MUTUALS.com Funds. He served as portfolio manager of the Vice Fund (VICEX), which he started in 2002, and the Generation Wave Growth Fund. During that time, he also was President and Chief Compliance Officer of Mutuals Advisors, Inc. and acted as President, Treasurer and Financial & Operations Officer of an affiliated Broker Dealer firm. He is the author of Investing in Vice (St. Martin’s Press, 2004) and Investing in Cannabis (Wiley, 2020) and has appeared on numerous financial programs, including CNBC, CNN, ABC News and Bloomberg, to discuss “Vice Stocks.” He has been featured, along with funds under his management, in major national and trade publications including The Economist, New York Times, Financial Times, and The Wall Street Journal. He earned a Bachelor in Business Administration in Finance from Texas Tech University. Additional information about Mr. Ahrens is available in the Fund’s SAI.

As a result of this change, effective September 1, 2022, the Fund’s name will change to AdvisorShares Insider Advantage ETF and its ticker will change to SURE. In addition, the “Principal Investment Strategies” section beginning on page 2 of the Fund’s Summary Prospectus and Prospectus will be replaced with the following:

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in a portfolio of U.S. traded companies selected from a universe of the largest 3,000 U.S. equity securities based on market capitalization.

The Fund’s investment focus follows a core philosophy that corporate insiders, such as a company’s executives, board members and/or controlling shareholders, know their company best. The Advisor believes that insider buying and stock buyback programs not only show that corporate insiders see relative value in investing in their own company’s equity securities, but also create favorable market conditions by reducing public equity float (i.e., the share supply available to investors on the public secondary market). The Advisor allocates the Fund’s portfolio using research from a disciplined and quantitative proprietary model, the U.S. Insiders Edge Model, developed by Qubed Capital, LLC. In utilizing the model, the Advisor seeks to remove emotion from day-to-day decision-making by following a systematic process.

The U.S. Insiders Edge Model utilizes a multi-factor approach to identify top-ranked companies on an equal-weighted basis. In constructing the model, individual securities are measured and ranked based on their public equity float, free cash flow, corporate financial leverage and dividend yield. Securities demonstrating a shrinking public equity float, rising free cash flow, falling financial leverage, and high dividend yield are ranked higher by the model, as the model is based on the philosophy that such factors often indicate positive insider sentiment. Stock selection for the Fund is strictly based on identifying the highest-ranked securities as measured by the model. Securities are removed from the portfolio when they are replaced with new securities based on the ranking process. The Fund’s portfolio is rebalanced monthly and may experience high turnover.

Finally, effective November 1, 2022, the Fund’s non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities will be removed as it will no longer be required in light of the change to the Fund’s name.